Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

(8) Debt

The following represents the Company’s debt obligations as of December 31, 2020 and 2019:

	2020		2019
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,433,919	1.65%	$1,280,037	3.29%	September 2023
TL 2019 Term Loan	148,131	3.50%	158,371	3.50%	December 2026
TMCL II Secured Debt Facility (1)	646,551	1.91%	689,658	3.49%	July 2026
TMCL VI Term Loan	223,630	4.29%	249,421	4.30%	February 2038
TMCL VII 2019-1 Bonds	300,305	4.02%	327,563	4.02%	April 2044
TMCL VII 2020-1 Bonds	429,600	3.07%	—	0.00%	August 2045
TMCL VII 2020-2 Bonds	587,183	2.26%	—	0.00%	September 2045
TMCL VII 2020-3 Bonds	214,168	2.15%	—	0.00%	September 2045
TAP Funding Revolving Credit Facility	131,857	2.11%	152,824	3.69%	December 2021
TMCL V 2017-1 Bonds	—	0.00%	316,395	3.91%	May 2042
TMCL V 2017-2 Bonds	—	0.00%	395,836	3.73%	June 2042
TMCL VII 2018-1 Bonds	—	0.00%	227,624	4.14%	July 2043
Total debt obligations	$4,115,344		$3,797,729
Amount due within one year	$408,365		$242,433
Amounts due beyond one year	$3,706,979		$3,555,296

(1) Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.

The Company’s debt facilities are secured by specific pools of containers and related assets owned by the Company. The Company’s debt agreements contain various restrictive financial and other covenants related to leverage, interest coverage, fixed charge coverage, container sales proceeds ratio, net income and debt levels and consolidated tangible net worth, including limitations on certain liens, indebtedness and investments. All of the Company’s debt facilities contain restrictive covenants on borrowing base minimums.

Under the terms of the debt agreements, the total outstanding principal may not exceed an amount that is calculated as the total of the eligible containers designated to the respective facility times a certain advance rate, then plus the restricted cash amount (the “Asset Base”). For secured debt and revolving credit facilities, the total outstanding principal may not exceed the lesser of the commitment amount or the Asset Base. TGH and its subsidiaries were in full compliance with these restrictive covenants as of December 31, 2020.

 Secured Debt Facilities

(a)	TMCL II

TMCL II has a securitization facility (the “TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,200,000. There is a commitment fee on the unused amount of the total commitment, payable monthly in arrears. The interest rate, payable monthly in arrears, is one-month LIBOR plus spread of 1.75% during the revolving period prior to the conversion date.

Credit Facilities

(a)	TL

TL has a revolving credit facility (the “TL Revolving Credit Facility”) that provides for an aggregate commitment amount of up to $1,500,000 (which includes a $25,000 letter of credit facility). There is a commitment fee on the unused amount of the total commitment, payable quarterly in arrears. The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through September 2023 when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility is based either on the base rate for Base Rate loans plus a spread between 1.5% and 2.0% or LIBOR for Eurodollar rate loans plus a spread between 2.0% and 2.5%, as defined in the credit agreement, which varied based on TGH’s leverage. Interest payments on Base Rate loans and Eurodollar rate loans are payable in arrears on the last day of each calendar month and on the last day of each interest period, respectively. In July 2020, TL entered into an amendment of the TL Revolving Credit Facility which revised certain of the covenants and restrictions.

The TL Revolving Credit Facility contains cross default provisions that may result in an acceleration of principal repayment under the debt facility if an uncured default condition were to exist. TGH acts as an unconditional guarantor of the TL Revolving Credit Facility.

(b)	TAP Funding

TAP Funding had a credit agreement, that provides for a revolving credit facility with an aggregate commitment amount of up to $155,000 (the “TAP Funding Revolving Credit Facility”). There was a commitment fee on the unused amount of the total commitment, payable monthly in arrears. Interest on the outstanding amount due under the TAP Funding Revolving Credit Facility was based on one-month LIBOR plus 1.95%, payable monthly in arrears. In February 2020, the Company entered into an amendment of the TAP Funding Revolving Credit Facility which decreased the aggregate commitment amount from $190,000 to $155,000, reduced the advance rate from 80% to 78%, and revised certain of the covenants and restrictions.

In February 2021, the Company fully repaid and terminated the TAP Funding Revolving Credit Facility (see Note 14 “Subsequent Event” for further information).

Term Loan

(a)	TL

TL has a $160,000 fixed rate term loan (the “TL 2019 Term Loan”) with a group of financial institutions. Interest on the outstanding amount due under the TL 2019 Term Loan is based on a fixed rate of 3.50% per annum, payable monthly in arrears. In July 2020, TL entered into an amendment of the TL 2019 Term Loan which revised certain of the covenants and restrictions. The TL 2019 Term Loan also contains cross default provisions that may result in an acceleration of principal repayment under the debt facility if an uncured default condition were to exist.

(b)	TMCL VI

TMCL VI has a $300,000 fixed rate term loan (the “TMCL VI Term Loan”) with a lender group comprised of a financial institution and one institutional investor. Under the terms of the TMCL VI Term Loan, both principal and interest incurred are payable monthly.

 Bonds Payable

(a)	TMCL V

TMCL V 2017-1 Bonds. TMCL V issued the Series 2017-1 Fixed Rate Asset Backed Notes (the “TMCL V 2017-1 Bonds”), $350,000 aggregate Class A principal amount and $70,000 aggregate Class B principal amount of TMCL V 2017-1 Bonds. Under the terms of the TMCL V 2017-1 Bonds, both principal and interest incurred were payable monthly. In August 2020, TMCL V 2017-1 Bonds was terminated and fully repaid by proceeds from the TMCL VII 2020-1 Bonds.

TMCL V 2017-2 Bonds. TMCL V also issued the Series 2017-2 Fixed Rate Asset Backed Notes (the “TMCL V 2017-2 Bonds”), $416,000 aggregate Class A principal amount and $84,000 aggregate Class B principal amount of TMCL V 2017-2 Bonds. Under the terms of the TMCL VII 2020-2 Bonds, both principal and interest incurred were payable monthly. In September 2020, TMCL V 2017-2 Bonds was terminated and fully repaid by proceeds from the TMCL VII 2020-2 Bonds.

(b)	TMCL VII

TMCL VII 2018-1 Bonds. TMCL VII issued the Series 2018-1 Bonds, $250,000 aggregate Class A principal amount and $9,100 aggregate Class B principal amount of Series 2018-1 Fixed Rate Asset Backed Notes (the “TMCL VII 2018-1 Bonds”). Under the terms of the TMCL VII 2018-1 Bonds, both principal and interest incurred were payable monthly. In September 2020, TMCL VII 2018-1 Bonds was terminated and fully repaid by proceeds from the TMCL VII 2020-3 Bonds.

TMCL VII 2019-1 Bonds. TMCL VII issued the Series 2019-1 Fixed Rate Asset Backed Notes (the “TMCL VII 2019-1 Bonds”), $328,900 of aggregate Class A principal amount and $21,100 of aggregate Class B principal amount of TMCL VII 2019-1 Bonds. Under the terms of the TMCL VII 2019-1 Bonds, both principal and interest incurred are payable monthly.

TMCL VII 2020-1 Bonds. In August 2020, TMCL VII issued $380,800 of aggregate Class A principal amount and $69,200 of aggregate Class B principal amount of the Series 2020-1 Fixed Rate Asset Backed Notes (the “TMCL VII 2020-1 Bonds”). Under the terms of the TMCL VII 2020-1 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2020-1 Bonds were primarily used to pay off the TMCL V 2017-1 Bonds and pay down debt in our secured debt facility and revolving credit facility.

TMCL VII 2020-2 Bonds. In September 2020, TMCL VII issued $531,600 of aggregate Class A principal amount and $76,200 of aggregate Class B principal amount of the Series 2020-2 Fixed Rate Asset Backed Notes (“the TMCL VII 2020-2 Bonds”). Under the terms of the TMCL VII 2020-2 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2020-2 Bonds were primarily used to pay off the TMCL V 2017-2 Bonds and pay down debt in our secured debt facility and revolving credit facility.

TMCL VII 2020-3 Bonds. In September 2020, TMCL VII issued $213,000 of aggregate Class A principal amount and $8,000 of aggregate Class B principal amount of the Series 2020-3 Fixed Rate Asset Backed Notes (“the TMCL VII 2020-3 Bonds”). Under the terms of the TMCL VII 2020-3 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2020-3 Bonds were primarily used to pay off the TMCL VII 2018-1 Bonds.

Estimated Future Principal Payments

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2020:

	Twelve months ending December 31,						Available borrowing,	Current and Available Borrowing,
	2021	2022	2023	2024	2025 and thereafter	Total Borrowing	as limited by the Borrowing Base	as limited by the Borrowing Base
TL Revolving Credit Facility	$31,316	$135,245	$1,271,939	$—	$—	$1,438,500	$61,500	$1,500,000
TL 2019 Term Loan	10,898	11,285	11,686	12,102	103,506	149,477	—	—
TMCL II Secured Debt Facility (1)	51,964	56,707	56,439	56,439	427,981	649,531	4,906	654,437
TMCL VI Term Loan	25,206	25,206	25,206	25,206	124,300	225,123	—	—
TMCL VII 2019-1 Bonds (2)	28,000	28,000	28,000	28,000	191,333	303,333	—	—
TMCL VII 2020-1 Bonds (2)	52,906	56,170	56,925	57,669	210,617	434,288	—	—
TMCL VII 2020-2 Bonds (2)	63,858	60,569	66,179	68,745	334,301	593,652	—	—
TMCL VII 2020-3 Bonds (2)	20,111	20,111	20,111	20,111	135,528	215,972	—	—
TAP Funding Revolving Credit Facility	132,150	—	—	—	—	132,150	3,686	135,836
Total (3)	$416,408	$393,294	$1,536,486	$268,272	$1,527,566	$4,142,026	$70,091	$2,290,272

(1)     The estimated future repayments for TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.

(2)	Amounts on the TMCL VII 2019-1 Bonds, TMCL VII 2020-1 Bonds, TMCL VII 2020-2 Bonds, TMCL VII 2020-3 Bonds, exclude an unamortized discount of $81, $79, $157 and $82, respectively.
(3)	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $26,283.